Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 1,385,115	$ 943,374
Acquisitions and purchase accounting adjustments	8,492	476,040
Translation impact	(2,135)	(34,299)
Reclassify to assets held for sale	(5,477)
Goodwill, Ending Balance	1,385,995	1,385,115
Broadcast Solutions [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	536,388	550,362
Acquisitions and purchase accounting adjustments	8,492	11,481
Translation impact	(838)	(25,455)
Reclassify to assets held for sale	0
Goodwill, Ending Balance	544,042	536,388
Enterprise Solutions [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	73,278	73,278
Acquisitions and purchase accounting adjustments	0	0
Translation impact	0	0
Reclassify to assets held for sale	0
Goodwill, Ending Balance	73,278	73,278
Industrial Solutions [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	196,719	200,053
Acquisitions and purchase accounting adjustments	0	1,614
Translation impact	80	(4,948)
Reclassify to assets held for sale	(5,477)
Goodwill, Ending Balance	191,322	196,719
Network Solutions [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	578,730	119,681
Acquisitions and purchase accounting adjustments	0	462,945
Translation impact	(1,377)	(3,896)
Reclassify to assets held for sale	0
Goodwill, Ending Balance	$ 577,353	$ 578,730